TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Tax Jurisdiction
Earning before income tax-rate	$ (1,366,138)	$ 7,299,712	$ (3,627,496)	$ 2,633,692
Income tax	(1,865,021)	(1,107,716)	(2,726,977)	347,022
Low or null taxation jurisdictions
Tax Jurisdiction
Earning before income tax-rate	$ (5,127,502)	$ 5,481,793	$ (9,760,427)	$ 6,695,356
Weight average applicable tax rate	0.00%	0.00%	0.00%	0.00%
Profit-making entities
Tax Jurisdiction
Earning before income tax-rate	$ 10,742,379	$ 7,937,625	$ 16,073,654	$ 10,418,456
Weight average applicable tax rate	34.50%	35.90%	34.60%	35.00%
Income tax	$ (3,709,228)	$ (2,847,811)	$ (5,553,632)	$ (3,646,460)
Loss-making entities
Tax Jurisdiction
Earning before income tax-rate	$ (6,981,015)	$ (6,119,706)	$ (9,940,723)	$ (14,480,120)
Weight average applicable tax rate	26.40%	28.40%	28.40%	27.60%
Income tax	$ 1,844,207	$ 1,740,095	$ 2,826,655	$ 3,993,482